CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net revenues
Integrated contract revenue (including revenue from related parties of $3,871, $2,442 and $996 for the years ended June 30, 2016, 2017 and 2018, respectively)	$ 466,461	$ 385,500	$ 477,790
Product sales (including revenue from related parties of $868, $9,447 and $10,834 for the years ended June 30, 2016, 2017 and 2018, respectively)	40,233	32,665	54,546
Revenue from services	34,074	13,778	11,989
Total net revenues	540,768	431,943	544,325
Costs of integrated contracts (including purchases from related parties of $22, $762 and $88 for the years ended June 30, 2016, 2017 and 2018, respectively)	314,233	277,476	310,545
Costs of products sold (including purchases from related parties of $370, $24 and $5 for the years ended June 30, 2016, 2017 and 2018, respectively)	10,770	9,971	24,023
Costs of services rendered	9,885	4,025	4,031
Gross profit	205,880	140,471	205,726
Operating expenses
Selling (including expenses from related parties of $517, nil and nil for the years ended June 30, 2016, 2017 and 2018, respectively)	27,158	24,412	25,637
General and administrative	46,323	44,297	45,832
Goodwill impairment charge	0	11,211	0
Research and development	36,605	30,109	36,564
VAT refunds and government subsidies	(24,450)	(29,828)	(22,890)
Total operating expenses	85,636	80,201	85,143
Income from operations	120,244	60,270	120,583
Other income, net (including other income from related parties of $40, $602 and $731 for the years ended June 30, 2016, 2017 and 2018, respectively)	4,349	1,722	4,061
Foreign exchange loss	(1,099)	(135)	(299)
Gains on deconsolidation of the Company's interests in Beijing Hollycon Electronic Technology Co., Ltd ("Hollycon")	0	14,514	0
Gains on disposal of a subsidiary	0	628	0
Share of net income (loss) of equity investees	(1,571)	3,607	7,834
Interest income	7,318	3,687	5,858
Interest expenses	(692)	(938)	(1,404)
Dividend income from a cost investee	1,093	0	1,109
Income before income taxes	129,642	83,355	137,742
Income tax expenses	22,205	14,386	14,238
Net income	107,437	68,969	123,504
Less: net income attributable to non-controlling interests	276	25	5,033
Net income attributable to Hollysys Automation Technologies Ltd.	107,161	68,944	118,471
Other comprehensive income, net of tax of nil
Translation adjustments	17,410	(14,428)	(48,841)
Comprehensive income	124,847	54,541	74,663
Less: comprehensive income attributable to non-controlling interests	280	(11)	2,244
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 124,567	$ 54,552	$ 72,419
Net income per ordinary share:
Basic	$ 1.77	$ 1.15	$ 2.00
Diluted	$ 1.75	$ 1.14	$ 1.97
Shares used in income per share computation:
Weighted average number of ordinary shares	60,434,019	60,189,004	59,170,050
Weighted average number of diluted ordinary shares	61,248,565	61,011,510	60,611,456